Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2020
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held for Sale

	Land	Building & Improvements	Total
	$	$	$
Net book value	2,653	17,024	19,677
Impairment	(734)	(709)	(1,443)
Fair value transferred to assets held for sale	1,919	16,315	18,234
Impairment	(485)	(9,119)	(9,604)
Fair value	1,434	7,196	8,630
Proceeds from disposal	1,393	7,214	8,607
(Loss) gain on disposal	(41)	18	(23)

Discontinued Operations
The following table summarizes Company's consolidated discontinued operations for the years ended June 30, 2020 and 2019:

	Years ended,
	June 30, 2020	June 30, 2019
Operating results from discontinued operations	$	$
Revenue	—	2,403
General and administration expenses	5,951	1,912
Other expenses	572	1,661
Loss on disposal of discontinued operations	2,816	—
Net loss from discontinued operations before taxes	(9,339)	(1,170)
Income tax (expense) recovery	(505)	1,314
Net loss (income) from discontinued operations, net of tax	(9,844)	144